SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2024 through the date that the consolidated financial statements were issued. Management has concluded that the following material subsequent events required disclosure in the consolidated financial statements.

On February 13, 2025, the Company (“Borrower”) signed a Standstill agreement with Altas Sciences, LLC. (“Lender”) for a promissory note dated July 26, 2023 in the amount of $1,070,000. Pursuant to the agreement, the Company agrees to pay to Lender a standstill fee equal to three percent (3%) of the Outstanding balance of the Note (the “Standstill Fee”). The Standstill Fee is hereby added to the Outstanding Balance as of the Effective Date. Borrower represents and warrants that as of the date hereof the Outstanding Balance of the Note, following the application of the Standstill Fee, is $699,345.39.

On April 4, 2025, board of directors (the “Board”) approved a reverse stock split (the “Reverse Stock Split”) of the Company’s Class A ordinary shares, no par value (the “Ordinary Shares”), at a ratio of 1-for-40 (the “Reverse Split Ratio”). As a result of the Reverse Stock Split, every 40 Ordinary Shares held as of the Record Date will be automatically combined into one Ordinary Share. The number of outstanding Ordinary Shares will be reduced from approximately 41,430,051 Ordinary Shares to approximately 1,035,752 Ordinary Shares. No fractional shares will be created or issued in connection with the reverse stock split. The Reverse Stock Split was effective at 04:01 p.m. (ET) on Thursday, April 3, 2025 (the “Record Date”).